Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity.
Common shares issued and authorized

in thousands of shares	2019	2020
Common shares as of Jan 1, fully paid(1)	15,861	19,861
Issued shares	4,000	2,000
Exercise of options	—	256
Common shares issued as of Dec 31, fully paid	19,861	22,118
(1)	Common shares as of January 1, 2019, issued as a result of corporate reorganization

	as of	as of
in thousands of shares	Dec 31, 2019	Dec 31, 2020
Authorized common shares of EUR 0.12 each	79,000	79,000